Schedule of Investments (unaudited)	iShares® MSCI Austria ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 2.8%
Oesterreichische Post AG(a)	39,631	$1,320,502

Banks — 29.0%
BAWAG Group AG(b)	39,869	2,088,848
Erste Group Bank AG	299,685	9,383,550
Raiffeisen Bank International AG(c)	136,053	2,140,983
		13,613,381
Chemicals — 2.4%
Lenzing AG(a)	16,355	1,117,292

Commercial Services & Supplies — 1.9%
DO & CO AG(a)(c)	9,554	886,698

Construction & Engineering — 3.1%
Porr AG	42,358	572,129
Strabag SE	21,645	900,951
		1,473,080
Construction Materials — 4.5%
Wienerberger AG	79,329	2,097,676

Electric Utilities — 13.2%
EVN AG	49,034	908,071
Verbund AG	58,246	5,272,638
		6,180,709
Electronic Equipment, Instruments & Components — 2.4%
AT&S Austria Technologie & Systemtechnik AG	31,152	1,142,321

Energy Equipment & Services — 2.1%
Schoeller-Bleckmann Oilfield Equipment AG	14,417	987,205

Food Products — 1.1%
Agrana Beteiligungs AG	31,574	509,266

Insurance — 4.8%
UNIQA Insurance Group AG(a)	154,094	1,152,442
Vienna Insurance Group AG Wiener Versicherung Gruppe	47,975	1,124,325
		2,276,767
Machinery — 7.0%
ANDRITZ AG	38,308	2,096,483
Palfinger AG	25,848	685,025
Security	Shares	Value

Machinery (continued)
Semperit AG Holding(a)	24,297	$495,651
		3,277,159
Metals & Mining — 4.6%
voestalpine AG	77,850	2,141,366

Oil, Gas & Consumable Fuels — 14.4%
OMV AG	126,899	6,734,743

Real Estate Management & Development — 4.9%
CA Immobilien Anlagen AG	47,434	1,568,064
IMMOFINANZ AG(a)(c)	55,128	711,766
		2,279,830
Total Long-Term Investments — 98.2%
(Cost: $58,004,185)		46,037,995

Short-Term Securities

Money Market Funds — 11.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(d)(e)(f)	5,378,216	5,378,754
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	20,000	20,000

Total Short-Term Securities — 11.5%
(Cost: $5,397,943)		5,398,754

Total Investments — 109.7%
(Cost: $63,402,128)		51,436,749

Liabilities in Excess of Other Assets — (9.7)%		(4,565,692)

Net Assets — 100.0%		$46,871,057

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Non-income producing security. (d) Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,916,168	$3,462,228	(a)	$—	$501	$(143)	$5,378,754	5,378,216	$13,348	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	0	(a)	—	—	—	20,000	20,000	96		—
					$501	$(143)	$5,398,754		$13,444		$—
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Austria ETF
November 30, 2022

Derivative Financial Instruments Outstanding as of Period

End Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	20	12/16/22	$836	$51,639

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,982,346	$44,055,649	$—	$46,037,995
Money Market Funds	5,398,754	—	—	5,398,754
	$7,381,100	$44,055,649	$—	$51,436,749

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$51,639	$—	$51,639

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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